Employee Future Benefits - Disaggregation of Defined Benefit Obligation (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 3,826	$ 3,789
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	428	450
U.S. plans | Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	2,500	2,433
U.S. plans | Pension plans | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	578	526
U.S. plans | Pension plans | Inactive and retired members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,922	1,907
U.S. plans | Retiree welfare plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	332	336
U.S. plans | Retiree welfare plans | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	8	9
U.S. plans | Retiree welfare plans | Inactive and retired members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	324	327
Canadian plans | Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,326	1,356
Canadian plans | Pension plans | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	106	116
Canadian plans | Pension plans | Inactive and retired members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,220	1,240
Canadian plans | Retiree welfare plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	96	114
Canadian plans | Retiree welfare plans | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	0	0
Canadian plans | Retiree welfare plans | Inactive and retired members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 96	$ 114